DEPOSITS AND OBLIGATIONS - Additional information (Details) - Fondo de Seguro de Depositos [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Deposits and Obligations [Line Items]
Balance Of Deposits And Obligations	S/ 35,511,900	S/ 33,571,800
Maximum Coverage Recognized	S/ 100,661	S/ 100,864